CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING REVENUES	$ 468,101	$ 359,677	$ 319,511
OPERATING EXPENSES:
Voyage expenses	(10,765)	(7,928)	(7,346)
Vessel operating expenses	(119,127)	(88,271)	(92,327)
Depreciation	(106,178)	(77,045)	(60,906)
Amortization of deferred drydocking and special survey costs	(5,800)	(7,426)	(8,295)
Impairment loss		(71,509)
General and administrative expenses	(21,028)	(23,255)	(14,541)
Gain on sale of vessels		1,916
Income from operations	205,203	86,159	136,096
OTHER INCOME (EXPENSES):
Interest income	1,304	964	2,428
Interest expense	(55,124)	(41,158)	(36,208)
Other finance (expenses)/income, net	(14,581)	(6,055)	(2,290)
Other income/(expenses), net	(1,986)	(5,070)	(336)
Unrealized and realized losses on derivatives	(121,379)	(137,181)	(63,601)
Total Other Expenses, net	(191,766)	(188,500)	(100,007)
Net Income/(Loss)	13,437	(102,341)	36,089
Other Comprehensive Income/(Loss)
Change in fair value of financial instruments	29,766	(94,093)	155,327
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(29,745)	(38,031)	(36,232)
Reclassification of unrealized losses to earnings	(19,560)	19,651	31,326
Total Other Comprehensive (Loss)/Income	(19,539)	(112,473)	150,421
Comprehensive (Loss)/Income	$ (6,102)	$ (214,814)	$ 186,510
EARNINGS/(LOSS) PER SHARE
Basic and diluted net income/(loss) per share (in dollars per share)	$ 0.12	$ (1.36)	$ 0.66
Basic weighted average number of shares (in shares)	109,045,468	75,435,716	54,549,794
Diluted weighted average number of shares (in shares)	109,045,468	75,435,716	54,549,794